Filed pursuant to Rule 497(e)

File Nos. 033-36528 and 811-6161

ALLIANZ FUNDS

Supplement Dated July 1, 2016 to the

Statutory Prospectus for Class A, Class C,

Institutional Class, Class R6 and Class P

Shares of Allianz Funds

Dated August 28, 2015 (as revised December 14, 2015) (as supplemented thereafter)

Disclosure Relating to AllianzGI Global Small-Cap Fund (for the purposes of this section only, the “Fund”)

Within the Fund Summary relating to the Fund, the subsection entitled “Management of the Fund — Portfolio Managers” is hereby revised to include the below disclosure, indicating that Heinrich Ey has been added as a portfolio manager to the Fund.

Heinrich Ey, CFA, portfolio manager, has managed the Fund since 2016.

Disclosure Relating to AllianzGI Small-Cap Blend Fund (for the purposes of this section only, the “Fund”)

Within the Fund Summary relating to the Fund, the subsection entitled “Management of the Fund — Portfolio Managers” is hereby revised to include the below disclosure, indicating that Stephen Lyford has been added as a portfolio manager of the Fund.

Stephen Lyford, portfolio manager and director, has managed the U.S. Small-Cap Growth sleeve of the Fund since 2016.

Disclosure Relating to AllianzGI Global Small-Cap Fund and AllianzGI Small-Cap Blend Fund (for the purposes of this section only, the “Funds”)

The information relating to the Funds contained before and in the table under “Management of the Funds—Sub-Advisers—AllianzGI U.S.” is hereby revised to include the below disclosure, indicating that Heinrich Ey has been added as a portfolio manager to the AllianzGI Global Small-Cap Fund and Stephen Lyford has been added as a portfolio manager to the AllianzGI Small-Cap Blend Fund.

Allianz Fund	Portfolio Managers	Since	Recent Professional Experience

AllianzGI Global Small-Cap Fund	Heinrich Ey, CFA	2016	Mr. Ey is a portfolio manager and Co-CIO European Mid/Small Cap with Allianz Global Investors, which he joined in 1995. As a member of the European Mid/Small Cap team, he is responsible for global small cap and international small cap equity mandates. Prior to joining the firm, Mr. Ey was Global Head of Telemedia; a telecommunications and media analyst; a manager of European institutional and retail funds; and a trader for equity, fixed-income and derivative products. He has 23 years of investment-industry experience. He has an M.B.A. from Baden-Wuerttemberg Cooperative State University Karlsruhe, Germany. Mr. Ey is a CFA charterholder and holds the DVFA/Certified European Financial Analyst designation.

AllianzGI Small-Cap Blend Fund	Stephen Lyford	2016	Mr. Lyford is a portfolio manager and a director with Allianz Global Investors, which he joined in 2005. He has portfolio-management and research responsibilities for the US Small Cap Growth team. Mr. Lyford has 15 years of investment-industry experience. He was previously a co-analyst for small- and micro-cap portfolios with Duncan-Hurst Capital Management; before that, he worked with Trammel Crow. Mr. Lyford has a B.B.A. and a B.S. from Southern Methodist University, and an M.B.A. from the UCLA Anderson School of Management.

Please retain this Supplement for future reference

Filed pursuant to Rule 497(e)

File Nos. 033-36528 and 811-6161

ALLIANZ FUNDS

Supplement Dated July 1, 2016 to the

Statement of Additional Information (“SAI”)

of Allianz Funds

Dated August 28, 2015 (as revised December 14, 2015) (as supplemented thereafter)

Disclosure Relating to AllianzGI Global Small-Cap Fund and AllianzGI Small-Cap Blend Fund (the “Funds”)

Within the subsection captioned “AllianzGI U.S.” in the section titled “Portfolio Manager Compensation, Other Accounts Managed, Conflicts of Interest and Corporate Culture” under “Management of the Trust” the disclosure is hereby revised to indicate that Heinrich Ey has been added as a portfolio manager to the AllianzGI Global Small-Cap Fund and Stephen Lyford has been added as a portfolio manager to the AllianzGI Small-Cap Blend Fund. Information regarding other accounts managed by Mr. Ey and Mr. Lyford, as well as their ownership of securities of the Funds, each as of May 31, 2016, is provided below.

Other Accounts Managed

	Other Pooled Vehicles		Other Accounts		Other Registered Investment Companies
Portfolio Manager	#	AUM ($ million)	#	AUM ($ million)	#	AUM ($ million)
Heinrich Ey	8	2,756	21	4,665	1	209
Stephen Lyford	8	1,149	16	586	4	36

Accounts and Assets for which Advisory Fee is Based on Performance

	Other Pooled Vehicles		Other Accounts		Other Registered Investment Companies
Portfolio Manager	#	AUM ($ million)	#	AUM ($ million)	#	AUM ($ million)
Heinrich Ey	2	1,083	3	235	0	0
Stephen Lyford	1	40	2	118	0	0

Securities Ownership

Dollar Range of Equity Securities
Global Small-Cap Fund
Heinrich Ey	$0
Small-Cap Blend Fund
Stephen Lyford	$1 — $10,000

Please retain this Supplement for future reference.